NEA VALUEBUILDER VARIABLE ANNUITY
May 1, 2021
SBL Variable Annuity Account XIV
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Updating Summary Prospectus for Existing Investors
Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-NEA-VALU www.securitybenefit.com	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Updating Summary Prospectus describes the NEA Valuebuilder Variable Annuity (the “Contract”), which is an individual flexible purchase payment deferred variable annuity contract issued by Security Benefit Life Insurance Company (the “Company”). The Contract is designed to give you flexibility in planning for retirement and other financial goals. The Contract was sold to individuals in connection with a retirement plan qualified under Section 403(b), 408 or 408A of the Internal Revenue Code. The Contract may be available through third-party financial intermediaries who charge an advisory fee for their services. This fee is in addition to Contract fees and expenses. If you elect to pay advisory fees from your Contract Value, such deductions will reduce the death benefits available under the Contract. The deductions may be subject to federal and state income taxes and a 10% federal penalty tax. The Contract is not currently sold to new investors. This Updating Summary Prospectus will first be used as of May 1, 2021.

The Prospectus contains more information about the Contract, including its features, benefits and risks. You can find the current Prospectus and other information about the Contract online at https://dfinview.com/SecurityBenefit/TAHD/814121562?site=PSBL. You can also obtain this information at no cost by calling 1‑800‑888‑2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.

Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for Underlying Funds available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-888-2461. Your election to receive reports in paper will apply to all Underlying Funds available under your Contract.

Special Terms

Company	Security Benefit Life Insurance Company. The Company is also identified herein as “we,” “our,” or “us”
Contract	The flexible premium deferred variable annuity contract described in this Updating Summary Prospectus
Contract Date
The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. The Contract Date is usually the date that your initial Purchase Payment is credited to the Contract

Contract Value	The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date
Fixed Account
An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See the “Fixed Account”

Owner	The person entitled to the ownership rights under the Contract and in whose name the Contract is issued
Purchase Payment	An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract
Separate Account	The SBL Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund
Subaccount	A division of the Separate Account which invests in a corresponding Underlying Fund
Underlying Fund	A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount

Updated Information About Your Contract

The following is a summary of certain features of the Contract that have changed since May 1, 2020, the date of the last prospectus. This does not reflect all of the changes that have occurred since you entered into your Contract.
Summary of Recent Contract Changes:
Changes are reflected in the “Ongoing Fees and Expenses (annual charges)” portion of the table in “Important Information You Should Consider About the Contract” and Appendix A – Underlying Funds Available Under the Contract.

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
If you withdraw money from your Contract within 7 years following your last Purchase Payment, you may be assessed a surrender charge of up to 7% as a percentage of the portion of the withdrawal amount consisting of the Purchase Payment withdrawn, declining to 0% in the eighth year.
For example, if total Purchase Payments in the first Contract Year were $100,000 and you withdrew those Purchase Payments during the first Contract Year, you would be assessed a surrender charge of $7,000.
Fee Table Fee Table-Examples Charges and Deductions – Contingent Deferred Sales Charge
Transaction Charges	Other than surrender charges (if any), there are no charges for other contract transactions (e.g., transferring money between investment options).			Not Applicable
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Interest on any Contract loans is not reflected. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table

Fee Table - Examples

Charges and Deductions –

- Mortality and Expense Risk Charge

- Administration Charge

-Account Administration Charge

-Optional Rider Charges

Appendix A – Underlying Funds Available Under the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.90%	1.05%
	Investment options[2] (Underlying Fund fees and expenses)	0.73%	1.73%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.05%[3]	0.85%[3]
1 As a percentage of Contract Value allocated to the Separate Account. Any charge  above the minimum charge of 0.90% is deducted from your Contract Value on a monthly basis. This amount includes the account administration charge.
2 As a percentage of Underlying Fund average net assets.
3 As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,511.57	Highest Annual Cost: $3,018.19
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Base Contract charge and Underlying Fund fees and expenses
• No optional benefits
• No sales charges or advisory fees
• No additional Purchase Payments, transfers or withdrawals
• No Contract Loans
• No Credit Enhancement amounts

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of Base Contract charge, optional benefits and Underlying Fund fees and expenses
• No sales charges or advisory fees
• No additional Purchase Payments, transfers or withdrawals
• No Contract Loans
• No Credit Enhancement amounts

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract Charges and Deductions – Contingent Deferred Sales Charge The Contract - General
Not a Short‑Term Investment
• This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
• Surrender charges may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your Contract or the amount of money that you actually receive. Withdrawals may also reduce or terminate Contract guarantees.
• The benefits of tax deferral and long-term income mean the Contract is generally more beneficial to investors with a long time horizon.

Risks Associated with Investment Options
• An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract.
• Each investment option (including the Fixed Account option, if available) has its own unique risks.
• You should review the investment options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to us, Security Benefit Life Insurance Company. Any obligations (including under the Fixed Account option), guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.securitybenefit.com.
Information About the Company, the Separate Account, and the Underlying Funds – Security Benefit Life Insurance Company
	RESTRICTIONS	Location in Prospectus
Investments
• Certain investment options may not be available under your Contract.
• Certain Subaccounts prohibit you from transferring out and back within a period of calendar days.
• We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and to limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.
• There are certain restrictions on transfers from the Fixed Account to the Subaccounts.
• We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.

General Information

The Contract – Transfers of Contract Value

Frequent Transfer Restrictions

The Fixed Account – Transfers and Withdrawals from the Fixed Account

Other Information – Changes to Investments

Optional Benefits
• Optional benefits are only available at Contract issue. You cannot change or cancel the benefits that you select after they are issued.
• Certain optional benefits are not available in every state and are subject to age restrictions. The 6% and 7% Guaranteed Growth Death Benefit is not available to Texas residents.
• Certain optional benefits previously offered with the Contract are no longer available for purchase. We reserve the right to stop offering for purchase any currently available optional benefit at any time.
• Optional benefits may further limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
• Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn and may even result in termination of the benefit.
• We do not have the right to modify or terminate an optional benefit you have elected in our sole discretion.
• If you elect to pay third party advisory fees from your Contract Value, then the deduction will reduce the death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
The Contract – Optional Riders The Contract – Riders Previously Available for Purchase The Contract Withdrawals to Pay Advisory Fees Charges and Deductions – Deductions of Advisory Fees
	TAXES	Location in Prospectus
Tax Implications
• Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
• If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
• Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Federal Tax Matters
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information – Sale of the Contract
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker-Dealers

APPENDIX A

Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/SecurityBenefit/TAHD/814121562?site=PSBL. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequest@securitybenefit.com.

The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Investment Type	Fund Adviser/Sub-Adviser	Current Expense Ratio[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Large Cap Value	American Century Equity Income – Class A Adviser: American Century Investment Management, Inc.	1.17%	0.83%	9.90%	9.47%
Mid Cap Growth	American Century Heritage – Class A Adviser: American Century Investment Management, Inc.	1.26%	42.20%	17.84%	13.39%
International Equity	American Century International Growth – Class A Adviser: American Century Investment Management, Inc.	1.43%	25.28%	10.66%	7.50%
Large Cap Growth	American Century Select – Class A Adviser: American Century Investment Management, Inc.	1.24%	33.63%	18.75%	15.44%
Asset Allocation/ Lifestyle	American Century Strategic Allocation: Aggressive – Class A Adviser: American Century Investment Management, Inc.	1.57%	18.02%	11.19%	9.12%
Asset Allocation/ Lifestyle	American Century Strategic Allocation: Conservative – Class A Adviser: American Century Investment Management, Inc.	1.36%	13.09%	7.60%	6.38%
Asset Allocation/ Lifestyle	American Century Strategic Allocation: Moderate – Class A Adviser: American Century Investment Management, Inc.	1.49%	15.84%	9.67%	7.97%
Mid Cap Value	AMG Managers Fairpointe Mid Cap – Class N Adviser: AMG Funds LLC Sub-Adviser: River Road Asset Management, LLC	1.12%	3.87%	6.20%	7.65%
Small Cap Value	Ariel® Adviser: Ariel Investments, LLC	1.05%	10.02%	9.66%	10.04%
Large Cap Blend	BNY Mellon Appreciation – Investor Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co.	0.89%	24.01%	16.33%	12.47%
Large Cap Value	BNY Mellon Dynamic Value – Class A Adviser: BNY Mellon Investment Adviser, Inc.	0.97%	3.66%	9.78%	10.11%
Mid Cap Blend	BNY Mellon Opportunistic Midcap Value – Class A Adviser: BNY Mellon Investment Adviser, Inc.	1.18%	18.81%	11.02%	9.99%
Large Cap Growth	Calamos® Growth – Class A Adviser: Calamos Advisors LLC	1.35%	32.92%	15.24%	11.63%
Specialty	Calamos® Growth and Income – Class A Adviser: Calamos Advisors LLC	1.08%	22.43%	13.09%	9.74%
High Yield Bond	Calamos® High Income Opportunities – Class A Adviser: Calamos Advisors LLC	1.37%	4.78%	6.34%	4.85%

Investment Type	Fund Adviser/Sub-Adviser	Current Expense Ratio[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Intermediate Term Bond	Federated Hermes Corporate Bond – Class A Adviser: Federated Investment Management Company	1.00%	8.80%	6.77%	5.43%
Large Cap Blend	Fidelity® Advisor Dividend Growth – Class M Adviser: Fidelity Management & Research Company LLC Sub-Advisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.05%	(2.03%)	8.26%	8.68%
International Equity	Fidelity® Advisor International Capital Appreciation[2] – Class M Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	1.53%	27.46%	8.07%	8.63%
Specialty-Sector	Fidelity® Advisor Real Estate – Class M Adviser: Fidelity Management & Research Company LLC Sub-Advisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.31%	18.16%	4.24%	10.09%
Mid Cap Blend	Fidelity® Advisor Stock Selector Mid Cap[2] – Class M Adviser: Fidelity Management & Research Company LLC Sub-Advisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.38%	8.57%	10.93%	10.08%
Small Cap Blend	Fidelity® Advisor Value Strategies – Class M Adviser: Fidelity Management & Research Company LLC Sub-Advisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.25%	3.94%	8.46%	8.60%
Emerging Markets	Goldman Sachs Emerging Markets Equity – Service Class Adviser: Goldman Sachs Asset Management, L.P.	1.69%	30.26%	14.82%	5.42%
Government Bond	Goldman Sachs Government Income – Service Class Adviser: Goldman Sachs Asset Management, L.P.	1.27%	6.13%	2.83%	2.40%
Specialty	Guggenheim Alpha Opportunity – Class A Adviser: Security Investors, LLC	1.73%	0.18%	1.06%	5.58%
Intermediate Term Bond	Guggenheim Core Bond – Class A Adviser: Security Investors, LLC	0.85%	14.56%	6.11%	5.55%
High Yield Bond	Guggenheim High Yield – Class A Adviser: Security Investors, LLC	1.21%	4.99%	7.17%	5.77%
Large Cap Value	Guggenheim Large Cap Value – Class A Adviser: Security Investors, LLC	1.46%	2.57%	9.38%	8.87%
Mid Cap Value	Guggenheim SMid Cap Value – Class A Adviser: Security Investors, LLC	1.25%	3.56%	10.41%	8.17%
Large Cap Blend	Guggenheim StylePlus Large Core – Class A Adviser: Security Investors, LLC	1.45%	17.70%	14.38%	12.11%

Investment Type	Fund Adviser/Sub-Adviser	Current Expense Ratio[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Mid Cap Growth	Guggenheim StylePlus Mid Growth – Class A Adviser: Security Investors, LLC	1.59%	31.66%	16.77%	13.14%
Global Equity	Guggenheim World Equity Income – Class A Adviser: Security Investors, LLC	1.48%	6.14%	8.10%	5.92%
Large Cap Growth	Invesco American Franchise – Class A Adviser: Invesco Advisers, Inc.	1.00%	42.18%	19.35%	15.03%
Large Cap Value	Invesco Comstock – Class A Adviser: Invesco Advisers, Inc.	0.84%	(0.79%)	8.66%	9.38%
Mid Cap Growth	Invesco Discovery Mid Cap Growth – Class A Adviser: Invesco Advisers, Inc.	1.05%	40.11%	18.90%	15.32%
Balanced/Asset Allocation	Invesco Equity and Income – Class A Adviser: Invesco Advisers, Inc.	0.80%	9.97%	8.72%	8.47%
Mid Cap Blend	Invesco Main Street Mid Cap – Class A Adviser: Invesco Advisers, Inc.	1.11%	9.13%	10.48%	10.03%
Small Cap Growth	Invesco Small Cap Growth[2] – Class A Adviser: Invesco Advisers, Inc.	1.15%	57.00%	19.81%	15.61%
Specialty-Sector	Invesco Technology – Class A Adviser: Invesco Advisers, Inc.	1.19%	45.97%	21.17%	15.18%
Multi Cap Value	Invesco Value Opportunities – Class A Adviser: Invesco Advisers, Inc.	1.22%	5.48%	8.73%	8.12%
Money Market	Invesco V.I. Government Money Market – Series II Adviser: Invesco Advisers, Inc.	0.73%	0.21%	0.70%	0.36%
International Equity	Janus Henderson Overseas – Class S Adviser: Janus Capital Management, LLC	1.23%	16.25%	8.60%	(0.03%)
Large Cap Blend	Janus Henderson U.S. Managed Volatility – Class S Adviser: Janus Capital Management, LLC Sub-Adviser: Intech Investment Management LLC	1.05%	12.41%	11.46%	11.87%
Intermediate Term Bond	Neuberger Berman Core Bond – Class A Adviser: Neuberger Berman Investment Advisers LLC	0.83%	8.89%	3.45%	3.26%
Large Cap Value	Neuberger Berman Large Cap Value – Advisor Class Adviser: Neuberger Berman Investment Advisers LLC	1.19%	14.11%	14.98%	10.13%
Large Cap Blend	Neuberger Berman Sustainable Equity – Trust Class Adviser: Neuberger Berman Investment Advisers LLC	1.03%	19.21%	12.87%	11.53%
Large Cap Blend	PGIM Jennison 20/20 Focus – Class A Adviser: PGIM Investments LLC Sub-Adviser: Jennison Associates LLC	1.20%	30.33%	15.73%	12.42%
Small Cap Growth	PGIM Jennison Small Company[2] – Class A Adviser: PGIM Investments LLC Sub-Adviser: Jennison Associates LLC	1.18%	27.12%	13.81%	11.42%
Small Cap Value	PGIM QMA Small-Cap Value[2] – Class A Adviser: PGIM Investments LLC Sub-Adviser: QMA LLC	1.21%	(3.46%)	5.56%	NA

Investment Type	Fund Adviser/Sub-Adviser	Current Expense Ratio[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
High Yield Bond	PIMCO High Yield – Class A Adviser: Pacific Investment Management Company LLC	0.92%	4.97%	6.95%	5.80%
International Bond	PIMCO International Bond (U.S. Dollar-Hedged) – Class R Adviser: Pacific Investment Management Company LLC	1.25%	5.46%	4.64%	4.96%
Small Cap Value	Royce Opportunity – Service Class Adviser: Royce & Associates, LP	1.54%	26.27%	15.20%	10.15%
Small Cap Blend	Royce Small-Cap Value – Service Class Adviser: Royce & Associates, LP	1.62%	(6.47%)	5.51%	4.14%
Balanced/Asset Allocation	T. Rowe Price Capital Appreciation – Advisor Class Adviser: T. Rowe Price Associates, Inc.	1.00%	17.80%	12.75%	11.90%
Large Cap Growth	T. Rowe Price Growth Stock – Class R Adviser: T. Rowe Price Associates, Inc.	1.17%	36.21%	18.54%	16.27%
Specialty-Sector	Victory RS Science and Technology – Class A Adviser: Adviser: Victory Capital Management Inc.	1.48%	55.51%	28.79%	18.55%
Mid Cap Value	Victory RS Value – Class A Adviser: Adviser: Victory Capital Management Inc.	1.37%	(8.18%)	6.98%	7.42%
Large Cap Growth	Wells Fargo Growth – Class A Adviser: Wells Fargo Funds Management, LLC Sub-Adviser: Wells Capital Management, Inc.	1.17%	48.91%	22.21%	17.12%
Large Cap Blend	Wells Fargo Large Cap Core – Class A Adviser: Wells Fargo Funds Management, LLC Sub-Adviser: Wells Capital Management, Inc.	1.22%	8.07%	10.94%	12.05%
Mid Cap Blend	Wells Fargo Opportunity – Class A Adviser: Wells Fargo Funds Management, LLC Sub-Adviser: Wells Capital Management, Inc.	1.21%	20.94%	14.59%	11.26%
Small Cap Value	Wells Fargo Small Company Value – Class A Adviser: Wells Fargo Funds Management, LLC Sub-Adviser: Wells Capital Management, Inc.	1.33%	2.00%	8.71%	8.44%
1 Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements
2 This fund is no longer available for new transfers.

Optional Rider Investment Restrictions

There are no investment restrictions under the Contract.  However, if you have elected one of the optional riders listed in the table below, your Contract is impacted by investment allocations, as set forth below.
Riders No Longer Available
Rider	Investment Restriction	Investment Allocation Impact on Crediting Rate
Guaranteed Minimum Income Benefit at 5%	N/A
The Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market Subaccount, the Fixed Account and the Loan Account. All other investments will be credited at 5%.

Riders No Longer Available
Guaranteed Growth Death Benefit	N/A
If you elected this benefit at 5%, 6% or 7%, the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market Subaccount or the Fixed Account.  All other investments will be credited at the rate you selected.  Any amounts allocated to the Loan Account will only earn the Guaranteed Rate

The Prospectus and Statement of Additional Information (SAI) are parts of the registration statement that we filed with the Securities and Exchange Commission (SEC), dated May 1, 2021. Both documents contain additional important information about the Contract. The Prospectus and SAI are incorporated herein by reference, which means they are legally a part of this Updating Summary Prospectus.
The SAI may be obtained, free of charge, from us in the same manner as the Prospectus, as described on the front page of this Updating Summary Prospectus.
The SEC maintains a website (http://www.sec.gov) that contains the registration statement, material incorporated by reference, and other information regarding companies that file electronically with the SEC. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR contract identifier C000113081